Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2020 Fund
December 31, 2021
Z20-NPRT3-0322
1.9884237.104
Domestic Equity Funds - 26.6%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	713	11,727
Fidelity Series Commodity Strategy Fund (a)	1,058	4,329
Fidelity Series Large Cap Growth Index Fund (a)	384	7,431
Fidelity Series Large Cap Stock Fund (a)	435	8,263
Fidelity Series Large Cap Value Index Fund (a)	1,016	15,815
Fidelity Series Small Cap Opportunities Fund (a)	265	3,958
Fidelity Series Value Discovery Fund (a)	353	5,850
TOTAL DOMESTIC EQUITY FUNDS (Cost $49,190)		57,373

International Equity Funds - 25.9%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	253	3,675
Fidelity Series Emerging Markets Fund (a)	199	2,092
Fidelity Series Emerging Markets Opportunities Fund (a)	895	18,807
Fidelity Series International Growth Fund (a)	433	8,284
Fidelity Series International Index Fund (a)	284	3,478
Fidelity Series International Small Cap Fund (a)	135	2,888
Fidelity Series International Value Fund (a)	742	8,289
Fidelity Series Overseas Fund (a)	575	8,283
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $50,130)		55,796

Bond Funds - 42.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	169	1,702
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	1,100	11,140
Fidelity Series Corporate Bond Fund (a)	1,116	12,289
Fidelity Series Emerging Markets Debt Fund (a)	125	1,133
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	40	379
Fidelity Series Floating Rate High Income Fund (a)	23	215
Fidelity Series Government Bond Index Fund (a)	1,548	16,380
Fidelity Series High Income Fund (a)	143	1,363
Fidelity Series Inflation-Protected Bond Index Fund (a)	547	5,789
Fidelity Series International Credit Fund (a)	8	80
Fidelity Series International Developed Markets Bond Index Fund (a)	417	4,102
Fidelity Series Investment Grade Bond Fund (a)	1,504	17,473
Fidelity Series Investment Grade Securitized Fund (a)	1,176	12,098
Fidelity Series Long-Term Treasury Bond Index Fund (a)	848	7,223
Fidelity Series Real Estate Income Fund (a)	70	818
TOTAL BOND FUNDS (Cost $91,620)		92,184

Short-Term Funds - 4.8%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 0.08% (a)(b)	2,036	2,036
Fidelity Series Short-Term Credit Fund (a)	231	2,310
Fidelity Series Treasury Bill Index Fund (a)	611	6,109
TOTAL SHORT-TERM FUNDS (Cost $10,445)		10,455

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $201,385)	215,808
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1)
NET ASSETS - 100.0%	215,807

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	2,565	857	11	(5)	(1)	1,702
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	11,086	14	74	-	68	11,140
Fidelity Series Blue Chip Growth Fund	7,910	6,139	1,941	1,858	106	(487)	11,727
Fidelity Series Canada Fund	1,901	1,576	102	70	(1)	301	3,675
Fidelity Series Commodity Strategy Fund	3,879	2,892	1,839	1,322	(146)	(457)	4,329
Fidelity Series Corporate Bond Fund	8,023	4,751	589	201	(4)	108	12,289
Fidelity Series Emerging Markets Debt Fund	761	419	42	26	(5)	-	1,133
Fidelity Series Emerging Markets Debt Local Currency Fund	251	155	7	13	(1)	(19)	379
Fidelity Series Emerging Markets Fund	1,538	924	198	59	14	(186)	2,092
Fidelity Series Emerging Markets Opportunities Fund	13,905	9,998	2,108	1,873	136	(3,124)	18,807
Fidelity Series Floating Rate High Income Fund	148	89	23	6	(1)	2	215
Fidelity Series Government Bond Index Fund	9,893	6,617	216	92	(4)	90	16,380
Fidelity Series Government Money Market Fund 0.08%	4,074	958	2,996	2	-	-	2,036
Fidelity Series High Income Fund	880	490	23	43	-	16	1,363
Fidelity Series Inflation-Protected Bond Index Fund	10,047	3,398	7,737	469	353	(272)	5,789
Fidelity Series International Credit Fund	79	1	-	2	-	-	80
Fidelity Series International Developed Markets Bond Index Fund	-	4,128	4	3	-	(22)	4,102
Fidelity Series International Growth Fund	4,676	3,865	497	563	1	239	8,284
Fidelity Series International Index Fund	1,952	1,562	136	75	(1)	101	3,478
Fidelity Series International Small Cap Fund	1,686	1,219	42	293	-	25	2,888
Fidelity Series International Value Fund	4,671	3,947	464	353	(2)	137	8,289
Fidelity Series Investment Grade Bond Fund	10,981	6,851	418	218	(4)	63	17,473
Fidelity Series Investment Grade Securitized Fund	7,693	4,686	259	44	(2)	(20)	12,098
Fidelity Series Large Cap Growth Index Fund	5,022	2,534	1,279	193	143	1,011	7,431
Fidelity Series Large Cap Stock Fund	5,486	3,323	731	573	14	171	8,263
Fidelity Series Large Cap Value Index Fund	10,478	6,229	1,549	822	(22)	679	15,815
Fidelity Series Long-Term Treasury Bond Index Fund	3,823	3,721	643	92	(93)	415	7,223
Fidelity Series Overseas Fund	4,684	3,618	745	209	39	687	8,283
Fidelity Series Real Estate Income Fund	532	272	21	23	-	35	818
Fidelity Series Short-Term Credit Fund	2,008	1,130	797	32	(2)	(29)	2,310
Fidelity Series Small Cap Opportunities Fund	2,650	2,103	411	741	(9)	(375)	3,958
Fidelity Series Treasury Bill Index Fund	6,476	3,565	3,932	3	-	-	6,109
Fidelity Series Value Discovery Fund	3,919	2,443	673	415	9	152	5,850
	140,026	107,254	31,293	10,773	513	(692)	215,808

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.